Goodwill and Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 FRV US [Member]	Sep. 30, 2011 Solar Materials Unit [Member]
Intangible Assets [Line Items]
Goodwill, Impairment Loss	$ 384.1	$ 0	$ 440.5	$ 0	$ 44.6	$ 56.4
Amortization of Intangible Assets		34.6	9.4	5.9
Impairment of Intangible Assets, Finite-lived		$ 1.2	$ 6.6